Law Offices

Stradley, Ronon, Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, Illinois 60606

(312) 964-3500

Direct Dial - (312) 964-3503

April 18, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Ivy NextShares

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for Ivy NextShares, a statutory trust organized under the laws of the State of Delaware (the “Trust”). A notification of 1940 Act registration is also being filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in three series (each, a “Fund”): Ivy Focused Growth NextShares, Ivy Focused Value NextShares and Ivy Energy NextShares. Initially, each Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Mark Greer at (312) 964-3505.

Sincerely,

/s/ Alan P. Goldberg
Alan P. Goldberg

cc:	Philip A. Shipp, Esq.